Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Sales	₩ 1,516,175	₩ 1,690,054	₩ 1,894,144
Dividends	511,189	658,338	634,664
Other sales	7,075	16,569	21,150
Purchase of material	2,673,849	2,846,362	3,113,427
Other purchases	266,115	115,979	148,571
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	216,657	208,536	270,465
Other sales	1,427	1,484
Other purchases	145	279	148
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	121,658	164,827	164,807
Dividends			5,348
Other sales	8	87	420
Purchase of material	377,168	637,638	761,753
Other purchases	3,620	1,749	1,755
Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales		6,499	5,531
Other sales		28
Other purchases		10,320	1,716
CSP - Compania Siderurgica do Pecem [member]
Disclosure of transactions between related parties [line items]
Sales			7,173
Other sales			576
Purchase of material			126,123
Other purchases			22,663
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales			17,824
Purchase of material			24,190
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd
Disclosure of transactions between related parties [line items]
Sales	13,733	14,477	14,863
POS-SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	52,993	43,811	32,007
Purchase of material	243	73	357
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Dividends	64,208	59,295	14,541
Other sales			2,974
POSCO MC MATERIALS [member]
Disclosure of transactions between related parties [line items]
Sales	137,209	113,542	137,977
Dividends	1,800	9,000	24,000
Purchase of material	8,107	6,861	6,018
Other purchases	526	1,564
Pocheon-Hwado Highway Corp. [member]
Disclosure of transactions between related parties [line items]
Sales	59,691	160,233	93,428
Other purchases	65
Roy Hill Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Dividends	284,541	367,445	233,593
Other sales	260
Purchase of material	1,729,832	1,611,073	1,673,838
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	421,095	474,846	647,810
Dividends	149,647	212,578	347,190
Other sales	4,434	14,970	17,154
Purchase of material	520,477	590,717	521,148
Other purchases	255,084	102,067	122,289
Samcheok blue power co., ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	377,636	503,283	502,259
Dividends	10,993	₩ 10,020	9,992
Other sales	946		₩ 26
HBIS-POSCO Automotive Steel Co., Ltd
Disclosure of transactions between related parties [line items]
Sales	41,369
Purchase of material	37,241
POSCO-SAMSUNG-SLOVAKIA PROCESSING CENTER
Disclosure of transactions between related parties [line items]
Sales	43,098
Purchase of material	781
Gunggi Green Energy
Disclosure of transactions between related parties [line items]
Sales	31,036
Other purchases	₩ 6,675